Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2012
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2010, 2011 and 2012 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Net loss attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(40,802)	(259,585)	(456,660)

	Thousands of shares
Weighted-average shares outstanding	1,003,520	1,003,559	1,003,578
Effect of dilutive securities:
Stock acquisition rights	—	—	—
Convertible bonds	—	—	—

Weighted-average shares for diluted EPS computation	1,003,520	1,003,559	1,003,578

	Yen
Basic EPS	(40.66)	(258.66)	(455.03)

Diluted EPS	(40.66)	(258.66)	(455.03)

Potential shares of common stock upon the exercise of stock acquisition rights and convertible bonds, which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2010, 2011 and 2012 were 17,600 thousand shares, 19,383 thousand shares and 22,417 thousand shares, respectively. All potential shares were excluded as anti-dilutive for those fiscal years ended March 31, 2010, 2011 and 2012 due to Sony incurring a net loss attributable to Sony Corporation’s stockholders for those fiscal years.